Segment Revenue and Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Information about major customers	two major customers
Operating segments [member] | Australia Operating Segment [member]
Disclosure of operating segments [line items]
Information about major customers		two major customers	two major customers
Major Customer One [member]
Disclosure of operating segments [line items]
Percentage of entity revenue	12.00%
Major Customer One [member] | Operating segments [member] | Australia Operating Segment [member]
Disclosure of operating segments [line items]
Percentage of entity revenue		8.00%	15.00%
Major Customer Two [member]
Disclosure of operating segments [line items]
Percentage of entity revenue	9.00%
Major Customer Two [member] | Operating segments [member] | Australia Operating Segment [member]
Disclosure of operating segments [line items]
Percentage of entity revenue		6.00%	13.00%